UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-00134

                     ALLIANCEBERNSTEIN BALANCED SHARES, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                   Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLAINCEBERNSTEIN BALANCED SHARES
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                 Shares      U.S. $Value
--------------------------------------------------------------------------------
COMMON STOCKS-73.4%

Finance-20.0%
Banking - Money Centers-3.9%
J.P. Morgan Chase & Co.                               1,268,268   $   52,176,546
Wachovia Corp.*                                         306,400       17,179,848
                                                                  --------------
                                                                      69,356,394
                                                                  --------------
Banking - Regional-2.5%
Bank of America Corp.                                   811,550       37,209,567
Northern Trust Corp.*                                   127,400        6,716,528
                                                                  --------------
                                                                      43,926,095
                                                                  --------------
Brokerage & Money Management-1.8%
Merrill Lynch & Co., Inc.*                              209,400       16,167,774
The Goldman Sachs Group, Inc.*                          112,500       15,895,125
                                                                  --------------
                                                                      32,062,899
                                                                  --------------
Insurance-5.8%
ACE, Ltd.*                                              486,600       27,118,218
American International Group, Inc.*                     907,200       60,201,792
Axis Capital Holdings, Ltd.*                            494,400       15,306,624
                                                                  --------------
                                                                     102,626,634
                                                                  --------------
Mortgage Banking-2.5%
Fannie Mae*                                             818,700       44,766,516
                                                                  --------------
Miscellaneous-3.5%
Citigroup, Inc.                                       1,355,494       62,854,257
                                                                  --------------
                                                                     355,592,795
                                                                  --------------
Consumer Services-11.5%
Broadcasting & Cable-6.6%
CBS Corp. Cl.B                                          486,450       11,898,567
Comcast Corp. Cl.A(a)*                                  421,806       11,317,055
Comcast Corp. Cl.A Special(a)*                          191,500        5,122,625
News Corp. Cl.A                                       1,659,300       27,013,404
Time Warner, Inc.                                     2,266,600       39,234,846
Viacom, Inc. Cl.B(a)                                    486,450       19,438,542
Westwood One, Inc.                                      260,600        2,905,690
                                                                  --------------
                                                                     116,930,729
                                                                  --------------
Restaurants & Lodging-1.7%
Hilton Hotels Corp.                                     485,900       11,758,780
McDonald's Corp.                                        524,800       18,320,768
                                                                  --------------
                                                                      30,079,548
                                                                  --------------
Retail - General Merchandise-3.2%
Lowes Cos., Inc.*                                        98,700        6,729,366
The Gap, Inc.                                           139,200        2,580,768
The Home Depot, Inc.                                  1,139,400       48,025,710
                                                                  --------------
                                                                      57,335,844
                                                                  --------------
                                                                     204,346,121
                                                                  --------------
Technology-9.1%
Communication Equipment-0.7%
Juniper Networks, Inc.(a)*                              223,100        4,102,809
Motorola, Inc.                                          430,300        9,208,420
                                                                  --------------
                                                                      13,311,229
                                                                  --------------

Computer Hardware/Storage-3.4%
EMC Corp.(a)                                          1,486,400       20,839,328
International Business Machines Corp.                   493,400       39,590,416
                                                                  --------------
                                                                      60,429,744
                                                                  --------------
Computer Services-0.8%
Fiserv, Inc.(a)*                                        321,700       13,350,550
                                                                  --------------
Software-4.2%
BEA Systems, Inc.(a)                                    232,000        2,661,040
Microsoft Corp.                                       1,891,400       50,878,660
Oracle Corp.(a)                                       1,744,800       21,670,416
                                                                  --------------
                                                                      75,210,116
                                                                  --------------
                                                                     162,301,639
                                                                  --------------
Energy-7.3%
Domestic Producers-1.2%
Noble Energy, Inc.                                      502,000       21,104,080
                                                                  --------------
International-3.3%
Chevron Corp.                                           450,600       25,449,888
Exxon Mobil Corp.*                                      564,600       33,520,302
                                                                  --------------
                                                                      58,970,190
                                                                  --------------
Oil Service-1.7%
Baker Hughes, Inc.*                                     192,400       13,077,428
GlobalSantaFe Corp.*                                     49,700        2,750,398
Nabors Industries, Ltd.(a)*                             213,100       14,053,945
                                                                  --------------
                                                                      29,881,771
                                                                  --------------
Miscellaneous-1.1%
ConocoPhillips*                                         336,800       20,531,328
                                                                  --------------
                                                                     130,487,369
                                                                  --------------
Consumer Staples-5.9%
Cosmetics-0.4%
Avon Products, Inc.*                                    256,080        7,387,908
                                                                  --------------
Household Products-1.9%
Colgate-Palmolive Co.                                   247,800       13,500,144
The Procter & Gamble Co.*                               348,300       20,873,619
                                                                  --------------
                                                                      34,373,763
                                                                  --------------
Tobacco-2.0%
Altria Group, Inc.*                                     353,200       25,395,080
Reynolds American, Inc.*                                 98,100       10,413,315
                                                                  --------------
                                                                      35,808,395
                                                                  --------------
Miscellaneous-1.6%
Fortune Brands, Inc.*                                   356,300       27,631,065
                                                                  --------------
                                                                     105,201,131
                                                                  --------------
Capital Goods-5.6%
Electrical Equipment-1.2%
Emerson Electric Co.                                    255,400       20,894,274
                                                                  --------------
Miscellaneous-4.4%
General Electric Co.                                  1,077,400       35,414,138
Illinois Tool Works, Inc.*                               78,100        6,704,104
United Technologies Corp.                               630,400       36,878,400
                                                                  --------------
                                                                      78,996,642
                                                                  --------------
                                                                      99,890,916
                                                                  --------------
Health Care-5.1%
Drugs-1.9%
Eli Lilly & Co.                                         287,600       15,996,312
Forest Laboratories, Inc.(a)                            238,100       10,928,790
Pfizer, Inc.                                            297,200        7,783,668
                                                                  --------------
                                                                      34,708,770
                                                                  --------------

Medical Products-0.4%
Boston Scientific Corp.(a)*                             266,600        6,510,372
                                                                  --------------
Medical Services-2.8%
Health Management Associates, Inc. Cl.A                 287,200        6,114,488
UnitedHealth Group, Inc.                                117,100        6,818,733
WellPoint, Inc.(a)                                      471,400       36,198,806
                                                                  --------------
                                                                      49,132,027
                                                                  --------------
                                                                      90,351,169
                                                                  --------------
Utilities-4.0%
Electric & Gas Utility-0.6%
FirstEnergy Corp.                                       213,600       10,910,688
                                                                  --------------
Telephone Utility-3.4%
AT&T, Inc.*                                             971,900       26,814,721
BellSouth Corp.*                                        478,200       15,101,556
Verizon Communications, Inc.                            518,000       17,456,600
                                                                  --------------
                                                                      59,372,877
                                                                  --------------
                                                                      70,283,565
                                                                  --------------
Transportation-2.6%
Air Freight-1.8%
United Parcel Service, Inc. CI.B                        422,900       31,594,859
                                                                  --------------
Railroad-0.8%
Union Pacific Corp.                                     175,000       15,496,250
                                                                  --------------
                                                                      47,091,109
                                                                  --------------
Basic Industry-2.2%
Chemicals-2.0%
Air Products & Chemicals, Inc.                          541,300       34,729,808
                                                                  --------------
Mining & Metals-0.2%
Alcoa, Inc.*                                            150,000        4,398,000
                                                                  --------------
                                                                      39,127,808
                                                                  --------------
Consumer Manufacturing-0.1%
Building & Related-0.1%
Pulte Homes, Inc.*                                       64,400        2,473,604
                                                                  --------------
Total Common Stocks
(cost $1,122,503,266)                                              1,307,147,226
                                                                  --------------

                                                         Principal
                                                           Amount
                                                           (000)
                                                         ---------
DEBT OBLIGATIONS-25.8%
U.S. Government & Government Sponsored Agency
   Obligations-13.0%
Federal National Mortgage Association
5.00%, 4/15/15 *                                           $ 1,050     1,060,284
6.625%, 10/15/07 *                                          12,000    12,315,348
U.S. Treasury Bonds
5.375%, 2/15/31 *                                           30,607    34,070,611
8.125%, 8/15/19 *                                            3,815     5,105,244
9.875%, 11/15/15 *                                           1,000     1,406,953
11.25%, 2/15/15                                              8,628    12,781,907
U.S. Treasury Notes
1.625%, 1/15/15                                              2,485     2,411,002
2.75%, 6/30/06 *                                            68,400    67,977,835
3.00%, 11/15/07-2/15/09 *                                   18,385    17,829,234
3.125%, 4/15/09 *                                            3,975     3,799,694
3.25%, 8/15/08 *                                            10,000     9,674,610
3.625%, 5/15/13 *                                           13,975    13,150,699
3.875%, 5/15/10                                                400       388,375
4.00%, 4/15/10-11/15/12 *                                    3,400     3,285,625
4.125%, 5/15/15                                                681       657,405
4.25%, 8-15/13-8/15/15*                                      12600    12,308,192
5.00%, 2/15/11                                               1,035     1,053,274
5.625%, 5/15/08 *                                            4,145     4,226,607
6.00%, 8/15/09 *                                             3,480     3,629,125
6.125%, 8/15/07 *                                           23,395    23,857,426
                                                                     -----------
Total U.S. Government & Government Sponsored
   Agency Obligations
(cost $229,217,062)                                                  230,989,450
                                                                     -----------

Corporate Debt Obligations-7.8%
Aerospace/Defense-0.1%
Raytheon Co.
4.85%, 1/15/11                                               1,200     1,176,264
                                                                     -----------
Automotive-0.4%
Daimlerchrysler North America
4.875%, 6/15/10*                                             2,450     2,380,256
Ford Motor Credit Co.
4.95%, 1/15/08*                                              4,750     4,375,842
                                                                     -----------
                                                                       6,756,098
                                                                     -----------
Banking-1.8%
Barclays Bank Plc
8.55%, 6/15/11(b)                                            1,000     1,139,895
BB&T Corp.
6.50%, 8/01/11                                               1,000     1,061,618
Capital One Bank
6.50%, 6/13/13*                                              1,600     1,691,669
Chase Manhattan Corp.
7.00%, 11/15/09                                              1,000     1,057,605
Dresdner Funding Trust I
8.151%, 6/30/31(b)                                           2,625     3,217,410
Fuji JGB Investment
9.87%, 6/30/08(b)                                            2,000     2,185,198
HBOS Plc
5.375%, 11/01/13(b)                                          2,100     2,073,777
HSBC Bank USA
5.875%, 11/01/34                                             2,500     2,543,415
Ing Capital Funding Trust III
8.439%, 12/31/10                                             1,000     1,122,005
Northern Rock Plc
5.60%, 4/30/49(b)*                                           2,975     2,956,272
Royal Bank of Scotland Group Plc
7.648%, 8/31/49                                              1,000     1,198,136
Sanwa Bank, Ltd.
7.40%, 6/15/11                                               1,600     1,743,957
SB Treasury Co., Llc
9.40%, 6/30/08(b)                                            2,008     2,173,638
Sovereign Bancorp, Inc.
4.80%, 9/01/10(b)                                            1,000       971,256
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15(b)                                            550       543,479
The Chuo Mitsui Trust & Banking Co., Ltd.
5.506%, 4/15/15(b)                                           1,745     1,691,380
UBS Preferred Funding Trust II
7.247%, 6/26/11                                              1,000     1,084,382
UFJ Finance Aruba AEC
6.75%, 7/15/13                                                 800       861,590
Unicredito Italiano Capital Trust
9.20%, 10/05/10(b)                                           1,320     1,508,650
Wachovia Capital Trust III
5.80%, 3/15/11                                                 670       666,211
                                                                     -----------
                                                                      31,491,543
                                                                     -----------
Broadcasting/Media-0.4%
BSKYB Finance Plc
5.625%, 10/15/15(b)                                            680       670,929
News America Holdings
9.25%, 2/01/13                                                 500       597,194
News America, Inc.
5.30%, 12/15/14*                                             1,500     1,475,968
Time Warner Entertainment  Co.
8.375%, 3/15/23                                              2,000     2,353,686
Time Warner, Inc.
6.875%, 5/01/12                                              1,525     1,623,600
WPP Finance Corp.
5.875%, 6/15/14                                              1,000     1,003,471
                                                                     -----------
                                                                       7,724,848
                                                                     -----------
Building/Real Estate-0.3%
CRH America, Inc.
6.95%, 3/15/12                                                 750       805,592
EOP Operating LP
5.875%, 1/15/13                                                225       226,655
7.875%, 7/15/31                                              1,000     1,185,146
iStar Financial, Inc.
5.70%, 3/01/14                                                 900       897,144
Regency Centers LP
5.25%, 8/01/15                                               1,800     1,746,292
                                                                     -----------
                                                                       4,860,829
                                                                     -----------

Cable-0.1%
British Sky Broadcasting Group Plc
8.20%, 7/15/09*                                                350       378,972
Comcast Corp.
7.05%, 3/15/33*                                                500       538,335
Continental Cablevision, Inc.
9.00%, 9/01/08                                                 500       540,490
                                                                     -----------
                                                                       1,457,797
                                                                     -----------
Chemicals-0.1%
Eastman Chemical Co.
7.25%, 1/15/24                                                 800       875,284
Lubrizol Corp.
5.50%, 10/01/14                                              1,450     1,435,301
                                                                     -----------
                                                                       2,310,585
                                                                     -----------
Communications-0.4%
AT&T Corp.
9.05%, 11/15/11                                              1,255     1,374,753
Centaur Funding Corp.
9.08%, 4/21/20 (b)                                           1,200     1,516,125
Qwest Corp.
7.875%, 9/01/11                                                940     1,005,800
Sprint Capital Corp.
6.875%, 11/15/28                                             2,000     2,179,276
TPSA Finance BV
7.75%, 12/10/08                                                200       211,600
                                                                     -----------
                                                                       6,287,554
                                                                     -----------
Communications - Fixed-0.0%
GTE Northwest, Inc.
5.55%, 10/15/08                                                800       795,878
                                                                     -----------

Communications - Mobile-0.3%
AT&T Wireless Services, Inc.
8.75%, 3/01/31                                               1,250     1,658,821
Mobile Telesystems Finance Series
9.75%, 1/30/08(b)                                            1,000     1,059,000
Nextel Communications, Inc. Series F
5.95%, 3/15/14                                               1,335     1,341,871
Telus Corp.
7.50%, 6/01/07                                                 400       410,590
8.00%, 6/01/11                                                 600       669,453
                                                                     -----------
                                                                       5,139,735
                                                                     -----------
Conglomerate/Miscellaneous-0.0%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(b)                                             500       578,722
                                                                     -----------
Containers-0.1%
Packaging Corp. of America
4.375%, 8/01/08                                              1,800     1,752,799
                                                                     -----------
Electric & Gas Utility-0.1%
FirstEnergy Corp.
7.375%, 11/15/31*                                            2,000     2,332,298
                                                                     -----------
Energy-0.3%
Devon Financing Corp.
7.875%, 9/30/31                                                700       891,239
Enterprise Products Operating L.P. Series B
5.60%, 10/15/14                                              1,850     1,836,171
Petronas Capital, Ltd.
7.00%, 5/22/12(b)                                              850       925,574
Valero Energy Corp
4.75%, 6/15/13                                               1,000       961,788
XTO Energy, Inc.
7.50%, 4/15/12*                                              1,400     1,557,559
                                                                     -----------
                                                                       6,172,331
                                                                     -----------
Financial-0.9%
CIT Group, Inc.
7.375%, 4/02/07*                                             2,000     2,043,718
Countrywide Funding Corp.
4.25%, 12/19/07                                              1,500     1,474,115
General Electric Capital Corp.
5.00%, 6/15/07                                               1,500     1,498,077
5.875%, 2/15/12                                              2,250     2,324,947
Goldman Sachs Group, Inc.
6.65%, 5/15/09                                                 800       832,932
Household Finance Corp.
5.75%, 1/30/07                                                 800       804,497
iStar Financial, Inc.
6.00%, 12/15/10                                                800       815,871
Lehman Brothers Holdings, Inc.
7.875%, 8/15/10                                                850       937,859
Merrill Lynch & Co., Inc.
6.00%, 2/17/09                                               2,000     2,045,418
Rabobank Capital Fund II.
5.26%, 12/31/13(b)                                           1,100     1,077,464
Resona Preferred Global Securities
7.191%, 7/30/15(b)                                           1,145     1,218,507
ZFS Finance USA Trust I
6.15%, 12/15/65(b)                                           1,000     1,001,483
                                                                     -----------
                                                                      16,074,888
                                                                     -----------
Food/Beverage-0.2%
Imperial Tobacco Overseas BV
7.125%, 4/01/09                                              1,000     1,046,035
Kellogg Co. Series B
6.60%, 4/01/11                                                 700       739,320
Kraft Foods, Inc.
5.25%, 10/01/13                                              1,200     1,187,797
                                                                     -----------
                                                                       2,973,152
                                                                     -----------
Health Care-0.2%
UnitedHealth Group, Inc.
5.25%, 3/15/11                                                 900       901,563
WellPoint, Inc.
5.25%, 1/15/16                                                 600       591,784
Wyeth
6.50%, 2/01/34                                               2,250     2,469,665
                                                                     -----------
                                                                       3,963,012
                                                                     -----------
Industrial-0.1%
Inco, Ltd
7.75%, 5/15/12                                                 800       888,164
Tyco International Group SA
6.00%, 11/15/13                                              1,005     1,026,162
Waste Management, Inc.
6.375%, 11/15/12                                               675       712,962
                                                                     -----------
                                                                       2,627,288
                                                                     -----------
Insurance-0.6%
Liberty Mutual Group
5.75%, 3/15/14(b)                                            1,600     1,574,754
Mangrove Bay PassThru Trust
6.102%, 7/15/33(b)                                           1,600     1,568,512
North Front PassThrough Trust
5.81%, 12/15/24(b)                                           2,213     2,195,239
Royal & Sun Alliance Insurance Group Plc
8.95%, 10/15/29*                                             2,642     3,433,136
Zurich Capital Trust I
8.376%, 6/01/37(b)                                             950     1,020,125
                                                                     -----------
                                                                       9,791,766
                                                                     -----------
Metals / Mining-0.0%
Ispat Inland Ulc
9.75%, 4/01/14                                                 500       568,750
                                                                     -----------
Non-Air Transportation-0.1%
CSX Corp.
5.50%, 8/01/13                                                 400       403,984
6.75%, 3/15/11                                               1,400     1,487,938
                                                                     -----------
                                                                       1,891,922
                                                                     -----------
Petroleum Products-0.1%
Amerada Hess Corp.
7.30%, 8/15/31                                               1,650     1,937,673
Tengizchevroil Finance Co.
6.124%, 11/15/14(b)                                            610       612,287
                                                                     -----------
                                                                       2,549,960
                                                                     -----------
Public Utilities - Electric & Gas-0.7%
American Electric Power Co., Inc.
   Series C
5.375%, 3/15/10                                              1,200     1,199,716
CenterPoint Energy Resources Corp.
   Series B
7.875%, 4/01/13                                              2,300     2,611,213
Consumers Energy Co.
5.375%, 4/15/13                                              1,700     1,682,886
NiSource Finance Corp.
7.875%, 11/15/10                                             1,000     1,096,571
Progress Energy, Inc.
5.85%, 10/30/08                                              1,700     1,719,740

Texas Eastern Transmission Corp.
7.30%, 12/01/10                                              1,700     1,829,729
TXU Australia Holdings Pty, Ltd.
6.15%, 11/15/13(b)                                           1,200     1,256,972
Xcel Energy, Inc.
7.00%, 12/01/10                                                775       825,171
Yorkshire Power Finance Ltd
   Series B
6.496%, 2/25/08                                                750       764,312
                                                                     -----------
                                                                      12,986,310
                                                                     -----------
Publishing-0.1%
R.H. Donnelley Corp.
8.875%, 1/15/16(b)                                           1,100     1,148,125
                                                                     -----------
Supermarket/Drug-0.3%
The Kroger Co.
6.80%, 4/01/11                                               1,500     1,571,658
Safeway, Inc.
4.95%, 8/16/10                                               2,000     1,936,046
5.80%, 8/15/12                                               1,240     1,243,817
                                                                     -----------
                                                                       4,751,521
                                                                     -----------
Technology-0.1%
Cisco Systems, Inc.
5.25%, 2/22/11                                                 760       761,301
Motorola, Inc.
7.625%, 11/15/10                                               302       332,275
                                                                     -----------
                                                                       1,093,576
                                                                     -----------
Total Corporate Debt Obligations
(cost $138,489,048)                                                  139,257,551
                                                                     -----------
Collateralized Mortgage Obligations-4.4%
Banc of America Commercial Mortgage, Inc.
Series 2005-1, Class A3
4.877%, 11/10/42                                            10,450    10,329,198
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR10, Class A4
5.405%, 12/11/40                                             8,000     7,754,160
Series 2005-PWR9, Class A4A
4.871%, 9/11/42                                             10,000    10,075,600
CS First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2
4.183%, 11/15/37                                            12,500    12,047,250
Greenwich Capital Commercial Funding Corp.
Series 2003-C2, Class A3
4.533%, 1/05/36                                              5,000     4,843,950
Series 2005-GG3, Class A4
4.799%, 8/10/42                                             10,100     9,751,954
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A2
4.851%, 8/15/42                                              8,500     8,362,130
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29                                             1,095     1,053,171
Series 2006-C1, Class A4
5.156%, 2/15/31                                              9,000     8,910,540
Morgan Stanley Capital I
Series 2004-T13, Class A2
3.94%, 9/13/45                                               4,685     4,476,002
                                                                     -----------
Total Collateralized Mortgage Obligations
(cost $78,959,998)                                                    77,603,955
                                                                     -----------
Sovereign-0.5%
Korea Development Bank
5.75%, 9/10/13                                                 800       818,064
Republic of South Africa
7.375%, 4/25/12                                              3,000     3,318,750
United Mexican States
6.375%, 1/16/13                                              4,000     4,216,000
                                                                     -----------
Total Sovereign
(cost $7,805,377)                                                      8,352,814
                                                                     -----------
Municipal Obligation-0.1%
Dallas-Fort Worth Texas International
7.07%, 11/01/24
(cost $2,045,076)                                            2,000     2,136,340
                                                                     -----------
Total Debt Obligations
(cost $456,516,561)                                                  458,340,110
                                                                     -----------

                                                     Shares or
                                                     Principal
                                                      Amount
                                                       (000)
                                                    ----------
Preferred Stocks-0.2%
Banking-0.1%
Royal Bank of Scotland Group Plc                        50,000        1,210,000
                                                                 --------------
Public Utilities - Electric & Gas-0.1%
DTE Energy Trust I                                      60,000       1,532,400
                                                                 --------------
Total Preferred Stocks
(cost $2,750,000)                                                     2,742,400
                                                                 --------------
Total Investment Before Security Lending
   Collateral
(cost $1,581,769,827)                                             1,768,229,736
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-27.0%
Short-Term Investments-26.6%
Concord 4.56%, 3/16/06                              $   30,000       29,894,067
Giro 4.46%-4.65%, 3/7/06-4/28/06                       144,485      143,206,964
Goldman Sachs 4.60%, 10/18/06                           50,000       50,000,000
HSBC 4.56%, 3/03/06                                     15,000       14,956,396
KFW 4.56%, 3/01/06                                      12,000       11,998,480
Lexington 4.72%, 5/17/06                                25,000       24,724,340
Morgan Stanley 4.57%-4.58%, 3/03/06-11/20/06           170,000      170,000,000
Sigma Funding 4.59%, 3/06/06                            13,000       13,080,447
West LB 4.55%, 3/21/06                                  15,000       14,952,708
                                                                 --------------
                                                                    472,813,402
                                                                 --------------
UBS Private Money Market Fund, LLC, 4.44%,           7,492,023        7,492,023
                                                                 --------------
Total Investment of Cash Collateral for
   Securities Loaned
(cost $480,305,425)                                                 480,305,425
                                                                 --------------
Total Investments-126.4%
(cost $2,062,075,252)                                             2,248,535,161
Other assets less liabilities-(26.4%)                              (468,929,461)
                                                                 --------------
Net Assets-100%                                                  $1,779,605,700
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At February 28, 2006, the aggregate market value of these securities amounted to $35,884,774 or 2.0% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Balanced Shares, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: April 24, 2006